Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
32.
Financial instruments

The financial instruments recognized on the consolidated statement of financial position are comprised of cash and cash equivalents, restricted cash, marketable securities, accounts receivable, investments at amortized cost, investments at FVOCI, accounts payable and accrued liabilities and derivative warrants.

A)
Fair value

The carrying value of cash and cash equivalents, restricted cash, accounts receivable and accounts payable and accrued liabilities approximate their fair value due to the short-term nature of the instruments. The carrying value of investments at amortized cost approximate their fair value as the fixed interest rates approximate market rates for comparable transactions.

Fair value measurements of marketable securities, investments at FVOCI and derivative warrants are as follows:

		Fair value measurements using
December 31, 2025	Carrying amount	Level 1	Level 2	Level 3
Recurring measurements:
Financial assets
Marketable securities	84	84	—	—
Investments at FVOCI	11,236	11,236	—	—

		Fair value measurements using
December 31, 2024	Carrying amount	Level 1	Level 2	Level 3
Recurring measurements:
Financial assets
Marketable securities	139	139	—	—
Investments at FVOCI	8,053	8,053	—	—
Financial liabilities
Derivative warrants (1)	26	—	—	26
(1)
The carrying amount is an estimate of the fair value of the derivative warrants and is presented as a current liability. The Company has no cash obligation with respect to the derivative warrants, rather it will deliver common shares if and when warrants are exercised.

Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Marketable securities are designated as FVTPL. The fair value of marketable securities is re-measured each reporting period with changes in fair value recognized in profit and loss. The fair value of marketable securities is estimated by using current quoted prices in active markets for identical assets.

Investments at FVOCI are designated as fair value through other comprehensive income. The fair value of investments is re-measured each reporting period with changes in fair value recognized in comprehensive income. The fair value of investments is estimated by using current quoted prices in active markets for identical assets.

Level 2 – quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

As at December 31, 2025, the Company did not have any financial instruments measured at Level 2 fair value.

Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Derivative warrants are designated as FVTPL. The fair value of derivative warrants is re-measured each reporting period with changes in fair value recognized in profit and loss within finance costs. The fair value of derivative warrants is estimated by using a valuation model. Assumptions used in these calculations include volatility, discount rate and various probability factors.

There were no transfers between Levels 1, 2 and 3 inputs during the year.

B)
Credit risk management

Credit risk is the risk of financial loss if the counterparty to a financial transaction fails to meet its obligations. The Company manages risk over its accounts receivable by issuing credit only to credit worthy counterparties. The Company limits its exposure to credit risk over its investments by ensuring the agreements governing the investments are secured in the event of counterparty default. The Company considers financial instruments to have low credit risk when its credit risk rating is equivalent to investment grade. The Company assumes that the credit risk on a financial asset has increased significantly if it is outstanding past the contractual payment terms. The Company considers a financial asset to be in default when the debtor is unlikely to pay its credit obligations to the Company.

The Company applies the simplified approach under IFRS 9 to accounts receivable and has calculated ECLs based on lifetime expected credit losses, taking into consideration historical credit loss experience and financial factors specific to the debtors and general economic conditions.

Impairment losses on accounts receivable recognized in profit or loss were as follows:

As at	December 31, 2025	December 31, 2024
Net impairment reversal on trade receivables	(563)	(4,865)
Impairment reversal on other receivables	—	(584)
	(563)	(5,449)

The movement in the allowance for impairment in respect of accounts receivable during the year ended December 31, 2025 was as follows:

	December 31, 2025	December 31, 2024
Balance, beginning of year	7,351	12,800
Amounts written off	(4,920)	—
Net remeasurement of impairment loss allowance	(563)	(5,449)
Balance, end of year	1,868	7,351

The following table sets forth details of the aging profile of trade accounts receivable and the allowance for expected credit loss:

As at	December 31, 2025	December 31, 2024
Current (less than 30 days)	16,637	21,033
31 - 60 days	4,848	2,093
61 - 90 days	504	1,573
Greater than 90 days	3,975	7,200
Less allowance	(1,868)	(7,351)
	24,096	24,548

The Company applies the simplified approach under IFRS 9 for trade receivables by grouping receivables based on shared credit risk characteristics and the days past due. The expected loss rates are based on historical credit losses experienced over a period of 12 months.

The Company applies the general approach under IFRS 9 to other receivables and other investments, which is an assessment of whether the credit risk of a financial instrument has increased significantly since initial recognition. The Company has evaluated the credit risk of its other receivables and investments, taking into consideration the risk of default, historical credit loss experience, financial factors specific to the debtors and general economic conditions and recorded an expected credit loss of $nil during the year ended December 31, 2025.

The maximum amount of the Company’s credit risk exposure is the carrying amounts of cash and cash equivalents, accounts receivable and investments. The Company attempts to mitigate such exposure to its cash by investing only in financial institutions with investment grade credit ratings or secured investments.

C)
Market risk management

Market risk is the risk that changes in market prices will affect the Company’s income or value of its holdings of financial instruments. The Company is exposed to market risk in that changes in market prices will cause fluctuations in the fair value of its marketable securities. The fair value of marketable securities and investments at FVOCI are based on quoted market prices as the Company’s marketable securities and investments at FVOCI are shares held of publicly traded entities.

At December 31, 2025, a 10% change in the market prices would change the fair value of investments at FVOCI by approximately $1.1 million.

D)
Liquidity risk management

Liquidity risk is the risk that the Company cannot meet its financial obligations when due. The Company manages liquidity risk by monitoring operating and growth requirements. Management believes its current capital resources and its ability to manage cash flow and working capital levels will be sufficient to satisfy cash requirements associated with funding the Company’s operating expenses to maintain capacity and fund future development activities for at least the next 12 months. However, no assurance can be given that this will be the case or that future sources of capital will not be necessary.

The timing of expected cash outflows relating to financial liabilities at December 31, 2025 is as follows:

	Less than one year	One to three years	Three to five years	Thereafter	Total
Accounts payable and accrued liabilities	56,747	—	—	—	56,747
Financial guarantee liability	—	147	—	—	147
Loyalty liability	—	270	—	—	270
Balance, end of year	56,747	417	—	—	57,164